Recent Accounting Pronouncements	6 Months Ended
Mar. 31, 2014
Recent Accounting Pronouncements [Text Block]
Note 2	Recent Accounting Pronouncements

There are no new accounting pronouncements that the Company recently adopted or are pending the Company’s adoption that are expected to have a material impact on the Company’s results of operations, financial position or cash flows.